Quarterly Report
September 30, 2022
MFS®  Global Equity Series
MFS® Variable Insurance Trust
VGE-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 2.9%
Honeywell International, Inc.	5,883	$982,285
MTU Aero Engines Holding AG	1,159	174,897
Rolls-Royce Holdings PLC (a)	219,356	168,574
		$1,325,756
Airlines – 0.7%
Aena S.A. (a)	3,099	$320,662
Alcoholic Beverages – 5.9%
Carlsberg A.S., “B”	2,083	$243,043
Diageo PLC	24,698	1,035,235
Heineken N.V.	8,240	722,372
Pernod Ricard S.A.	3,964	724,552
		$2,725,202
Apparel Manufacturers – 4.5%
Burberry Group PLC	16,015	$319,357
Compagnie Financiere Richemont S.A.	7,058	662,275
LVMH Moet Hennessy Louis Vuitton SE	1,821	1,070,448
		$2,052,080
Automotive – 0.3%
Aptiv PLC (a)	2,072	$162,051
Broadcasting – 2.3%
Omnicom Group, Inc.	1,883	$118,799
Walt Disney Co. (a)	6,972	657,669
WPP Group PLC	33,335	275,862
		$1,052,330
Brokerage & Asset Managers – 3.2%
Charles Schwab Corp.	12,390	$890,469
Deutsche Boerse AG	1,633	268,852
London Stock Exchange Group PLC	3,526	297,325
		$1,456,646
Business Services – 9.4%
Accenture PLC, “A”	4,530	$1,165,569
Adecco S.A.	3,648	100,175
Brenntag AG	3,399	207,408
Cognizant Technology Solutions Corp., “A”	8,351	479,681
Compass Group PLC	12,732	254,503
Equifax, Inc.	3,266	559,890
Fidelity National Information Services, Inc.	8,146	615,593
Fiserv, Inc. (a)	7,731	723,390
PayPal Holdings, Inc. (a)	2,713	233,508
		$4,339,717
Cable TV – 2.2%
Comcast Corp., “A”	34,302	$1,006,078
Chemicals – 2.2%
3M Co.	4,404	$486,642
PPG Industries, Inc.	4,783	529,430
		$1,016,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.5%
Check Point Software Technologies Ltd. (a)	4,091	$458,274
Oracle Corp.	11,512	703,038
		$1,161,312
Computer Software - Systems – 0.8%
Samsung Electronics Co. Ltd.	9,694	$356,190
Construction – 0.5%
Otis Worldwide Corp.	3,875	$247,225
Consumer Products – 4.6%
Colgate-Palmolive Co.	4,406	$309,522
Essity AB	30,444	600,940
International Flavors & Fragrances, Inc.	5,812	527,904
Reckitt Benckiser Group PLC	10,078	666,069
		$2,104,435
Electrical Equipment – 4.3%
Amphenol Corp., “A”	4,873	$326,296
Legrand S.A.	7,167	463,052
Schneider Electric SE	10,780	1,209,418
		$1,998,766
Electronics – 1.1%
Hoya Corp.	2,800	$269,206
Microchip Technology, Inc.	3,985	243,204
		$512,410
Food & Beverages – 4.0%
Danone S.A.	14,951	$704,444
Nestle S.A.	10,499	1,136,828
		$1,841,272
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	2,040	$285,885
Whitbread PLC	6,339	161,870
		$447,755
Insurance – 3.2%
Aon PLC	2,549	$682,801
Willis Towers Watson PLC	3,853	774,222
		$1,457,023
Internet – 1.9%
Alphabet, Inc., “A” (a)	5,982	$572,178
eBay, Inc.	8,789	323,523
		$895,701
Machinery & Tools – 1.3%
Carrier Global Corp.	3,203	$113,899
Kubota Corp.	34,000	470,780
		$584,679
Major Banks – 3.4%
Erste Group Bank AG	5,418	$118,650
Goldman Sachs Group, Inc.	3,097	907,576
UBS Group AG	35,907	518,711
		$1,544,937

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 14.2%
Abbott Laboratories	7,328	$709,057
Boston Scientific Corp. (a)	20,356	788,388
Cooper Cos., Inc.	1,451	382,919
EssilorLuxottica	1,287	174,383
Medtronic PLC	14,634	1,181,695
Olympus Corp.	9,600	184,760
Sonova Holding AG	658	144,701
Stryker Corp.	3,997	809,552
Thermo Fisher Scientific, Inc.	2,915	1,478,459
Waters Corp. (a)	1,422	383,272
Zimmer Biomet Holdings, Inc.	2,603	272,144
		$6,509,330
Other Banks & Diversified Financials – 4.9%
American Express Co.	4,346	$586,319
Grupo Financiero Banorte S.A. de C.V.	19,785	127,044
Julius Baer Group Ltd.	4,004	174,227
Visa, Inc., “A”	7,660	1,360,799
		$2,248,389
Pharmaceuticals – 5.5%
Bayer AG	10,631	$490,598
Merck KGaA	4,059	662,443
Roche Holding AG	4,184	1,364,231
		$2,517,272
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	687	$66,887
Railroad & Shipping – 5.0%
Canadian National Railway Co.	8,001	$864,028
Canadian Pacific Railway Ltd.	14,583	972,978
Union Pacific Corp.	2,284	444,969
		$2,281,975
Specialty Chemicals – 4.2%
Akzo Nobel N.V.	6,204	$349,881
L'Air Liquide S.A.	3,291	374,736
Linde PLC	797	214,863
Linde PLC	3,630	993,277
		$1,932,757
Specialty Stores – 0.3%
Hermes International	135	$158,673
Telecommunications - Wireless – 1.2%
Liberty Broadband Corp. (a)	7,675	$566,415
Trucking – 1.1%
United Parcel Service, Inc., “B”	3,063	$494,797
Total Common Stocks		$45,384,794
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	14,904	$6,646

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.64% (v)	473,072	$473,120

Other Assets, Less Liabilities – 0.3%		121,830
Net Assets – 100.0%		$45,986,390
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $473,120 and $45,391,440, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$25,295,252	$—	$—	$25,295,252
France	—	4,879,706	—	4,879,706
Switzerland	6,646	4,101,148	—	4,107,794
United Kingdom	—	3,178,795	—	3,178,795
Canada	1,837,006	—	—	1,837,006
Germany	—	1,804,198	—	1,804,198
Netherlands	—	1,139,140	—	1,139,140
Japan	470,780	453,966	—	924,746
Sweden	—	600,940	—	600,940
Other Countries	585,318	1,038,545	—	1,623,863
Mutual Funds	473,120	—	—	473,120
Total	$28,668,122	$17,196,438	$—	$45,864,560
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$483,861	$5,376,166	$5,386,875	$(32)	$—	$473,120
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,120	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2022, are as follows:
United States	56.3%
France	10.6%
Switzerland	9.0%
United Kingdom	6.9%
Canada	4.0%
Germany	3.9%
Netherlands	2.5%
Japan	2.0%
Sweden	1.3%
Other Countries	3.5%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.